Investment Strategy	Aug. 07, 2026
HORIZON EXPANSION LEADERS ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Expansion Leaders Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by investing in equity securities of U.S. large-capitalization companies (“Equity Strategy”) and, opportunistically, through an options overlay designed to provide commodity-linked return exposure.

Equity Strategy: As part of the Fund’s Equity Strategy, the Fund will invest primarily in equity securities of U.S. large-capitalization issuers, including common stocks, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), as well as other investment companies (primarily other ETFs) that invest primarily in these issuers.The Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), considers large-capitalization companies to be those with a market capitalization in excess of $10 billion in the current or prior year, or were otherwise within the range of companies in the S&P 500 index in the current or prior year. While the Fund’s Equity Strategy is expected to include primarily the equity securities of U.S. large-capitalization issuers, the Fund may invest without restriction as to an issuer’s market capitalization.

Horizon uses a flexible approach that blends active management with quantitative models to build a portfolio focused on, but not limited to, companies that exhibit one or more of the following characteristics (the “Expansion Leaders Criteria”):

●	High correlation with inflation trends or inflationary economic regimes. The Adviser evaluates companies based on their historical and expected sensitivity to inflation, including analysis of forward-looking inflation expectations such as breakeven inflation rates.
●	Strong and improving fundamental growth, including revenue expansion and earnings momentum. The Adviser evaluates companies using historical and projected revenue growth, earnings growth, and other indicators of improving business fundamentals.
●	Demonstrated ability or potential to expand operating margins over time. The Adviser evaluates historical and expected operating margin trends, operating leverage, and other factors that may contribute to improving profitability.

Horizon utilizes a multi-disciplinary approach that combines active management with economic, quantitative, and fundamental analysis (e.g., factors such as growth, value, momentum, quality, size, and volatility) to identify and select companies within sectors that maintain above average exposure to inflation and economic growth regimes. The Fund may at times focus its investments in particular sectors or areas of the economy, including, without limitation, energy, materials, industrials, real estate, and financial services. The Fund may engage in frequent trading of portfolio securities to seek to achieve its investment objective.

Options: In addition to the Equity Strategy, the Fund seeks to achieve commodity-linked return exposure through an options overlay strategy. This strategy primarily consists of purchasing and/or selling options on commodity-linked securities, commodity indices, or ETFs that track commodity indices or commodity prices, including, without limitation, gold and other precious metals, broad commodity indices, and energy commodities. The Fund may use exchange-traded options (including Flexible Exchange Options (“FLEX Options”)) or over-the-counter options (“OTC Options”) to implement this strategy. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Terms that can be customized for FLEX Options include exercise price, exercise styles, and expiration dates.

The Fund’s options overlay is designed to provide the Fund’s portfolio with directional or income-generating exposure to commodity markets without requiring direct investment in physical commodities (such as gold and other precious metals), commodity futures contracts, or commodity pools. The use of options in this manner seeks to provide the Fund exposure to commodity price trends as a complement to the Equity Strategy, and may also be used to manage the cost of obtaining such exposure. The Fund’s use of this overlay is expected to vary based on Horizon’s market outlook, risk assessment, and evaluation of commodity market conditions.

Under normal circumstances the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Expansion Leaders investments. Expansion Leaders investments is defined to mean investments that are determined by the Adviser to be poised to benefit from an expansionary economic environment, including: (1) investments in companies (a) with a market capitalization in excess of $10 billion, or otherwise within the range of companies in the S&P 500 index in the current or prior year or (b) that have otherwise been determined by Horizon to exhibit one or more of the Expansion Leaders Criteria; and (2) investments providing direct or indirect exposure to commodities, including options on commodity-linked securities, commodity indices, or ETFs that track commodity indices or commodity prices.

The Fund may also buy or write put and call options on individual securities (including ETFs) or securities indices for investment purposes, to hedge other investments, or to generate additional option premiums for the Fund. The Fund’s options strategies may involve combinations such as spreads, straddles, and collars. In a “spread” transaction, the Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different strike prices, expiration dates, or both. In a “straddle,” the Fund simultaneously buys or writes a put and a call on the same underlying instrument with the same strike price and expiration date. In a “collar,” the Fund holds the underlying instrument while simultaneously buying a put option and writing a call option on that instrument to limit the range of potential gains and losses. The Fund writes covered call options, meaning the Fund holds the underlying security against which the call is written, and may also write cash-secured or otherwise collateralized put options. There is no limit on the number or size of the options transactions in which the Fund may engage.

The Fund will typically sell portfolio securities to seek to secure gains or limit potential losses when Horizon believes that other more favorable opportunities exist or when Horizon otherwise believes it is in the best interest of the Fund.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

HORIZON HIGH INCOME ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the High Income Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by: (i) investing in equity securities of U.S. large-capitalization companies (“Equity Strategy”); and (ii) selling options on broad-based securities indices to generate income (“Options Strategy”).

Equity Strategy: As part of the Equity Strategy, the Fund will invest in equity securities of U.S. large-capitalization issuers (those with a market capitalization in excess of $10 billion at the time of purchase, or otherwise within the range of companies in the S&P 500 index). Horizon Investments, LLC, the Fund’s investment adviser (“Horizon”) expects that the Equity Strategy will invest primarily in dividend-paying equity securities (including common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”)). Horizon considers dividend-paying securities to include securities of issuers that (i) have paid a dividend in the prior 12-calendar months or (ii) are reasonably likely, in Horizon’s view, to pay a dividend within the 12-calendar months following the Fund’s acquisition of the security, as well as other investment companies (primarily other ETFs) that invest primarily in these issuers. While the Fund expects to invest primarily in dividend-paying U.S. large-capitalization issuers, the Fund may invest without restriction as to the issuer’s market capitalization or dividend expectations.

Horizon utilizes a multi-disciplinary approach that combines active management with economic, quantitative, and fundamental analysis (e.g., factors such as growth, value, momentum, quality, size, and volatility) to identify and select, without limitation, securities of issuers that exhibit one or more of the following fundamental characteristics:

●	High profitability and stable earnings. The Adviser evaluates companies using various measures of profitability, earnings consistency, and cash flow generation.
●	Low price variability. The Adviser evaluates the historical volatility and stability of a company's share price relative to the broader market and comparable companies.
●	Attractive valuation measures relative to peers and historical norms. The Adviser evaluates commonly used valuation metrics relative to comparable companies and the company's historical valuation levels.

In constructing the portfolio, Horizon may consider industry and position constraints to ensure sufficient diversification, as determined by Horizon. The Fund may engage in frequent trading to achieve its objective and, depending on Horizon’s outlook and market conditions, may focus its investments in particular sectors or areas of the economy.

Options: The Fund’s Options Strategy seeks to enhance income and manage portfolio volatility and consists primarily of selling call options on broad-based securities indices (including, without limitation, the S&P 500) or ETFs that track broad-based securities indices. When the Fund sells a call option, the Fund receives a premium from the purchaser of the call option, which grants the purchaser the right to participate in the potential gains of the underlying index above a predetermined strike price until the option’s expiration. If the option is exercised by the buyer, the Fund must pay the difference between the index price and the option’s strike price. Options used by the Fund may be exchange-traded (including FLEX Options) or OTC Options. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Terms that can be customized for FLEX Options include exercise price, exercise styles, and expiration dates.

During periods where the U.S. equity market is relatively stable, falling, or slightly rising such that the option premiums received by the Fund exceed the appreciation of the index above the strike price, the strategy may outperform an otherwise similar strategy that does not generate additional income from option premiums. Alternatively, during periods of rising markets where gains in the underlying indices exceed the premiums received, the strategy would be expected to underperform an otherwise similar strategy with no option overlay. The Fund expects that the underlying portfolio of securities, together with the option overlay, should in the aggregate result in a portfolio with a modest defensive tilt as compared to the S&P 500, designed to outperform in flat to down markets and expected to underperform in large positive markets.

In addition to the sale of call options discussed above, the Fund may also buy or write put and call options on individual securities (including ETFs) or securities indices for investment purposes, to hedge other investments, or to generate additional option premiums for the Fund. The Fund’s option strategies may also involve combinations such as spreads, straddles, and collars. In a “spread” transaction, the Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different strike prices, expiration dates, or both. In a “straddle,” the Fund simultaneously buys or writes a put and a call on the same underlying instrument with the same strike price and expiration date. In a “collar,” the Fund holds the underlying instrument while simultaneously buying a put option and writing a call option on that instrument to limit the range of potential gains and losses. The Fund writes covered call options, meaning the Fund holds the underlying security against which the call is written, and may also write cash-secured or otherwise collateralized put options. There is no limit on the number or size of the options transactions in which the Fund may engage, and the amount of the Fund’s portfolio allocated to the options strategy is expected to vary based on Horizon’s market outlook and risk assessment.

The Fund will typically sell portfolio securities to seek to secure gains or limit potential losses when Horizon believes that other more favorable opportunities exist or when Horizon otherwise believes it is in the best interest of the Fund.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.